UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0229

Seligman Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Growth Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2008

	Shares or Principal Amount		Value

Common Stocks 100.0%
Aerospace and Defense 4.7%
General Dynamics	60,600	shs.	$ 5,052,222
Raytheon	91,300		5,898,893
United Technologies	112,900		7,769,778

			18,720,893

Biotechnology 5.4%
Celgene*	69,000		4,229,010
Cephalon*	80,600		5,190,640
Genentech*	58,300		4,732,794
Gilead Sciences*	140,500		7,239,965

			21,392,409

Capital Markets 1.7%
Bank of New York Mellon	90,000		3,755,700
Charles Schwab	151,200		2,847,096

			6,602,796

Chemicals 6.9%
Monsanto	107,100		11,941,650
The Mosaic*	39,600		4,062,960
Potash Corporation of Saskatchewan	73,100		11,345,851

			27,350,461

Commercial Banks 0.4%
BB&T	56,800		1,821,008

Communications Equipment 8.4%
Cisco Systems*	341,200		8,219,508
Nokia (ADR)	165,000		5,251,950
QUALCOMM	115,300		4,727,300
Research In Motion*	134,500		15,094,935

			33,293,693

Computers and Peripherals 5.9%
Apple*	71,300		10,231,550
Hewlett-Packard	147,900		6,753,114
International Business Machines	55,800		6,424,812

			23,409,476

Construction and Engineering 1.0%
Fluor	27,715		3,912,249

Diversified Telecommunication Services 0.8%
AT&T	83,400		3,194,220

Electrical Equipment 2.1%
ABB (ADR)	303,100		8,159,452

Energy Equipment and Services 8.5%
Diamond Offshore Drilling	25,200		2,933,280
Halliburton	130,000		5,112,900
Schlumberger	69,700		6,063,900
Transocean*	73,360		9,918,272
Weatherford International*	135,200		9,797,944

			33,826,296

Food and Staples Retailing 3.0%
CVS/Caremark	295,400	11,966,654

Health Care Equipment and Supplies 3.1%
Baxter International	66,400	3,839,248
St. Jude Medical*	95,500	4,124,645
Zimmer Holdings*	54,700	4,258,942

		12,222,835

Health Care Providers & Services 1.4%
CIGNA	50,300	2,040,671
Medco Health Solutions*	82,800	3,625,812

		5,666,483

Hotels, Restaurants and Leisure 2.5%
Life Time Fitness*	68,200	2,128,522
Wynn Resorts*	76,000	7,648,640

		9,777,162

Industrial Conglomerates 2.3%
McDermott International*	165,800	9,089,156

Insurance 1.0%
Prudential Financial	51,900	4,061,175

Internet and Catalog Retail 1.0%
Amazon.com*	54,900	3,914,370

Internet Software and Services 3.3%
Equinix*	31,200	2,074,488
Google (Class A)*	6,800	2,995,196
SAVVIS*	496,100	8,071,547

		13,141,231

IT Services 0.7%
Visa (Class A)*	46,900	2,924,684

Life Sciences Tools and Services 0.9%
Thermo Fisher Scientific*	62,200	3,535,448

Machinery 1.2%
Deere	58,800	4,729,872

Media 4.3%
Comcast (Class A)	69,300	1,340,262
Gemstar-TV Guide International*	3,334,500	15,672,150

		17,012,412

Metals and Mining 1.9%
Alcoa	43,300	1,561,398
Barrick Gold	63,900	2,776,455
Freeport-McMoRan Copper & Gold	33,600	3,232,992

		7,570,845

Multiline Retail 4.3%
Kohl’s*	180,100	7,724,489
Target	186,500	9,451,820

		17,176,309

Pharmaceuticals 6.7%
Abbott Laboratories	123,700	6,822,055
Bristol-Myers Squibb	199,500	4,249,350
Johnson & Johnson	92,000	5,968,040
Merck	142,000	5,388,900
Schering-Plough	138,000	1,988,580
Teva Pharmaceutical Industries (ADR)	43,900	2,027,741

		26,444,666

Semiconductors and Semiconductor Equipment 5.2%
Intel	242,500	5,136,150
Marvell Technology Group	1,110,500	12,082,240
MEMC Electronic Materials*	47,200	3,346,480

		20,564,870

Software 7.5%
Activision*	112,700	3,077,837
Adobe Systems*	170,900	6,082,331
Microsoft	296,700	8,420,346
Oracle*	615,100	12,031,356

		29,611,870

Textiles, Apparel and Luxury Goods 1.2%
Coach*	163,100	4,917,465

Tobacco 2.7%
Altria Group	149,000	3,307,800
Philip Morris International*	149,000	7,536,420

		10,844,220

Total Common Stocks		396,854,680

Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 1.8%, dated 3/31/2008 maturing 4/1/2008, in the amount of $194,010, collateralized by $194,000 Freddie Mac 5%, 1/2/2015, with a fair market value of $204,250	$194,000	194,000

Total Investments 100.1%		397,048,680
Other Assets Less Liabilities (0.1)%		(366,205)

Net Assets 100.0%		$ 396,682,475

* Non-income producing security.

ADR - American Depositary Receipts.

At March 31, 2008, the cost of investments for federal income tax purposes was $401,925,227. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $23,415,571 and $28,292,118 respectively.  Net unrealized depreciation was $4,876,547.

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, act of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurement - On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of March 31, 2008 based on the level of inputs used:

Valuation Inputs	Value

Level 1 - Quoted Prices	$ 396,854,680
Level 2 - Other Significant Observable Inputs	194,000
Level 3 - Significant Unobservable Inputs	0

Total	$ 397,048,680

Risk - To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund’s performance may be negatively affected.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GROWTH FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 27, 2008

SELIGMAN GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.